Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000162163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000162163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000162163 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000162163 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000162163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162163 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162163 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162163 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162163 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162163 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162163 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000162163 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.60%
C000162163 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	11.70%
C000162163 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.30%
C000162163 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	42.90%
C000162163 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000162163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020637 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020637 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020637 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020637 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020637 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020637 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020637 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020637 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020637 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020637 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020637 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020637 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000020637 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020637 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020637 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.30%
C000020637 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	42.90%
C000020637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000020637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%